Stock-Based Compensation - Stock Option Plan - Additional Information (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2015	Aug. 26, 2014	Jan. 31, 2020 shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) equity_compensation_plan $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jan. 01, 2020 shares	Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity compensation plans | equity_compensation_plan						3
Share-based compensation arrangement by share-based payment award, equity Instruments other than options, outstanding, weighted average remaining contractual terms						10 years
Unrecognized compensation cost | $						$ (18,487,000)	$ (20,202,000)
Performance stock awards, weighted average grant date fair value (in dollar per share) | $ / shares						$ 10.78
Stock options granted (in shares)						1,976,750	1,136,650	960,525
Employee service share based compensation nonvested awards total compensation cost not yet recognized restricted stock awards | $						$ 11,891,000	$ 10,591,000
Weighted average exercise price per share, nonemployee stock | $ / shares						$ 14.53	$ 28.30	$ 21.75
Stock-based compensation | $				$ 6,544,000	$ 4,159,000	$ 17,922,000	$ 16,273,000	$ 13,230,000
Employee service share based compensation nonvested awards total compensation cost not yet recognized performance stock awards | $						$ 8,839,000	$ 0
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant, additional shares reserved						300,000
Percentage of outstanding stock	4.00%
Common stock, capital shares reserved for future issuance (in shares)				929,364		641,813			2,094,989
Unrecognized compensation cost | $						$ (1,976,750)
2014 Equity Incentive Plan | Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)									1,479,008
2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)				246,130		174,546
Restricted stock awards granted (in shares)						0
Stock options granted (in shares)						0
Share price (in dollars per share) | $ / shares						$ 16.23	$ 20.13	$ 35.75
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards granted (in shares)						1,640,275	373,500	435,525
Restricted Stock Awards | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards granted (in shares)				1,261,225		1,640,275
Performance-based Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested (shares)						865,000
Employee benefits and share-based compensation | $						$ 500,000
Performance-based Common Stock | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards granted (in shares)				215,000		865,000
Employee Stock Option | 2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)				0
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant, additional shares reserved						300,000
Percentage of outstanding stock	1.00%
Common stock, capital shares reserved for future issuance (in shares)						1,404,005
Share-based compensation arrangement by share-based payment award, shares issued in period						74,935
Vesting Period 1 | Restricted Stock Awards | 2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year
Vesting Period 1 | Employee Stock Option | 2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		25.00%
Vesting Period 2 | Restricted Stock Awards | 2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Vesting Period 3 | Restricted Stock Awards | 2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
1/36th of the Remaining Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award remaining vesting rights percentage						2.78%
1/48th of the Remaining Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award remaining vesting rights percentage						2.08%
Weighted Average | Employee Stock Option | 2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Subsequent Event | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)									2,094,989
Restricted stock awards granted (in shares)			1,027,825
Stock options granted (in shares)			568,675
Unvested restricted stock awards | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested (shares)						1,808,518	605,012	639,287		416,229